Financial Risk Management - Additional Information (Detail) t in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($) t	Jun. 30, 2019 USD ($) t	Jun. 30, 2018 USD ($)	Jun. 30, 2020 CLP ($) t	Jun. 30, 2020 AUD ($) t	Jun. 30, 2020 EUR (€) t	Jun. 30, 2020 GBP (£) t	Dec. 31, 2019	Jun. 30, 2019 CLP ($) t	Jun. 30, 2019 AUD ($) t	Jun. 30, 2019 EUR (€) t	Jun. 30, 2019 GBP (£) t
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 23,605,000,000	$ 24,113,000,000
Transfer between fair value hierarchy categories	$ 0
Cash Flow at Risk period of worst expected loss relative to projected business plan cash flows	1 year
Principal measurement of risk, confidence level	90.00%
Percentage of borrowings exposed to floating interest rate	87.00%	87.00%
Weighted average interest rate payable	USD LIBOR + 2.95 per cent	USD LIBOR + 2.3 per cent
Debt instrument variable interest rate spread	2.95%			2.95%	2.95%	2.95%	2.95%	2.30%
Fair value change on derivatives	$ 422,000,000	$ 8,000,000	$ 208,000,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk	$ 47,000,000	$ 39,000,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, amount				$ 10	$ 0.01	€ 0.01	£ 0.01		$ 10	$ 0.01	€ 0.01	£ 0.01
Percentage of net financial liabilities denominated in currency	80.00%	82.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk	$ 12,000,000	$ 12,000,000
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk	$ 8,000,000	$ 55,000,000
Commodity price risk [member] | Forward commodity and other derivative contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net asset fair value	159,000,000	199,000,000
Commodity price risk [member] | Significant financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net asset fair value	180,000,000	202,000,000
Fair value change on derivatives	$ 22,000,000	$ 14,000,000
Commodity price risk [member] | Provisionally priced contract [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%
Tonnes of copper exposure | t	301	277		301	301	301	301		277	277	277	277
Effect on equity and profit after taxation, due to reasonable possible change in risk	$ 134,000,000	$ 114,000,000
Fixed interest rate not swapped to floating rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	3,019,000,000	3,019,000,000
Fixed interest rate not swapped to floating rate [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 4,114,000,000	$ 3,757,000,000